S000005544 [Member] Investment Objectives and Goals - Nuveen Credit Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Credit Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide total return, with an emphasis on a high level of current income.